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Aristotle Multi-Asset Balanced Fund
Schedule of Investments
June 30, 2026 (Unaudited)

AFFILIATED OPEN-END FUNDS - 68.0%	Shares		Value
Affiliated Equity Open-End Funds - 36.6%
Aristotle Core Equity Fund - Class I (a)	8,680,276		$ 153,988,103
Aristotle Growth Equity Fund - Class I (a)	4,144,913		65,365,271
Aristotle International Equity Fund - Class I (a)	2,192,716		30,105,996
			249,459,370

Affiliated Fixed Income Open-End Funds - 31.4%
Aristotle Core Bond Fund - Class I (a)	8,563,367		74,586,927
Aristotle Core Income Fund - Class I (a)	2,643,177		25,427,363
Aristotle Floating Rate Income Fund - Class I (a)	2,938,518		27,122,519
Aristotle High Yield Bond Fund - Class I (a)	5,198,730		47,464,408
Aristotle Strategic Income Fund - Class I (a)	3,752,514		38,988,621
			213,589,838
TOTAL AFFILIATED OPEN-END FUNDS (Cost $387,555,138)			463,049,208

EXCHANGE TRADED FUNDS - 31.5%	Shares		Value
Alternatives Exchange Traded Funds - 0.3%
iShares Bitcoin Trust ETF (b)	59,637		1,985,316

Equity Exchange Traded Funds - 29.0%
Global X Data Center & Digital Infrastructure ETF	89,314		2,712,466
Global X US Infrastructure Development ETF	139,138		8,198,011
iShares Core MSCI Emerging Markets ETF	83,145		6,887,732
iShares Global Infrastructure ETF	108,923		7,254,272
iShares Global REIT ETF	164,717		4,549,484
iShares MSCI EAFE Growth ETF	153,320		19,076,074
iShares MSCI EAFE Value ETF (c)	246,689		18,884,043
iShares S&P 500 Value ETF	258,431		58,679,343
iShares S&P Mid-Cap 400 Growth ETF	93,759		11,016,682
iShares S&P Small-Cap 600 Growth ETF	30,759		5,493,557
State Street SPDR S&P 400 Mid Cap Value ETF	251,386		23,843,962
State Street SPDR S&P 600 Small Cap Growth ETF	115,211		13,725,086
State Street SPDR S&P 600 Small Cap Value ETF	156,198		17,042,764
			197,363,476

Fixed Income Exchange Traded Funds - 2.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF (c)	105,266		10,151,853
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	20,019		1,834,541
Vanguard Total Bond Market ETF	37,794		2,774,458
			14,760,852
TOTAL EXCHANGE TRADED FUNDS (Cost $209,888,555)			214,109,644

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.3%	Shares		Value
Money Market Funds - 5.3%
GS Financial Square Government Fund - Institutional Class, 3.53% (d)	36,297,355		36,297,355
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $36,297,355)			36,297,355

TOTAL INVESTMENTS - 104.8% (Cost $633,741,048)			713,456,207
Money Market Deposit Account - 0.2% (e)			1,546,561
Liabilities in Excess of Other Assets - (5.0)%		(0.05025)	(34,208,496)
TOTAL NET ASSETS - 100.0%			$ 680,794,272

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $10,622,270.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$ 463,049,208	$ –	$ –	$ 463,049,208
Exchange Traded Funds	214,109,644	–	–	214,109,644
Investments Purchased with Proceeds from Securities Lending	36,297,355	–	–	36,297,355
Total Investments	$ 713,456,207	$ –	$ –	$ 713,456,207

Refer to the Schedule of Investments for further disaggregation of investment categories.